TROUTMAN SANDERS LLP
ATTORNEYS AT LAW
A LIMITED LIABILITY PARTNERSHIP
TROUTMAN SANDERS BUILDING
1001 HAXALL POINT
RICHMOND, VIRGINIA 23219
www.troutmansanders.com
TELEPHONE: 804-697-1200
FACSIMILE: 804-697-1339
MAILING ADDRESS
P.O. BOX 1122
RICHMOND, VIRGINIA 23218-1122

Jill M. Webb Direct Dial No.: (804) 697-1441 Direct Fax No.: (804) 698-5798 E-Mail: jill.webb@troutmansanders.com	File No.: 029668.000019
January 12, 2006
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Mr. Kurt K. Murao, Attorney Advisor

Re:	SEMCO Energy, Inc. (CIK No. 277158) Registration Statement No. 333-125282 Post-Effective Amendment No. 4
Ladies and Gentlemen:
     On behalf of SEMCO Energy, Inc. (the “Company”), we transmit for filing with the Securities and Exchange Commission pursuant to the provisions of the Securities Act of 1933, as amended, a Post-Effective Amendment No. 4 to the Company’s registration statement on Form S-3 (No. 333-125282).
     The Company would like the Post-Effective Amendment No. 4 to become effective as soon as practicable.
     Should you have any questions with respect to this filing, please contact the undersigned at (804) 697-1441. We appreciate your assistance and look forward to working with you on this matter.

With best regards,
/s/ Jill M. Webb
Jill M. Webb

Enclosures
ATLANTA • HONG KONG • LONDON • NEW YORK • NORFOLK • RALEIGH
RICHMOND • TYSONS CORNER • VIRGINIA BEACH • WASHINGTON, D.C.